Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Total	Common Share		Additional Paid-in Capital	Statutory Surplus	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling interest
Beginning balance at Jun. 30, 2015		$ 5,913,141	$ 1,129	[1]	$ 2,696,377	$ 540,967	$ 2,639,885	$ 33,268	$ 1,515
Beginning balance, shares at Jun. 30, 2015	[1]		11,290,000
Shareholder's contribution		3,377,813		[1]	3,377,813
Recapitalization of Shanghai CLPS				[1]	1,051,952	(551,684)	(500,268)
Non-controlling shareholders' contribution		46,919		[1]					46,919
Repurchase of Non-controlling interest		(6,987)		[1]	(5,199)				(1,788)
Dividend declared		(6,521,233)		[1]			(6,521,233)
Net income for the year		1,784,971		[1]			1,826,112		(41,141)
Appropriation of statutory reserve				[1]		429,439	(429,439)
Foreign currency translation adjustments		(387,100)		[1]				(385,629)	(1,471)
Ending balance at Jun. 30, 2016		4,207,524	$ 1,129	[1]	7,120,943	418,722	(2,984,943)	(352,361)	4,034
Ending balance, shares at Jun. 30, 2016	[1]		11,290,000
Non-controlling shareholders' contribution		6,438		[1]					6,438
Non-controlling interest through acquisition		290,994		[1]					290,994
Dividend declared		(1,321,838)		[1]			(1,321,838)
Net income for the year		2,221,357		[1]			2,047,445		173,912
Appropriation of statutory reserve				[1]		261,949	(261,949)
Foreign currency translation adjustments		(93,177)		[1]				(94,909)	1,732
Ending balance at Jun. 30, 2017		5,311,298	$ 1,129	[1]	7,120,943	680,671	(2,521,285)	(447,270)	477,110
Ending balance, shares at Jun. 30, 2017	[1]		11,290,000
Net Proceeds from IPO, net of issuance costs		9,549,519	$ 200	[1]	9,549,319
Net Proceeds from IPO, net of issuance costs, Shares	[1]		2,000,000
Net Proceeds from over- allotment, net of issuance costs		1,472,592	$ 30	[1]	1,472,562
Net Proceeds from over- allotment, net of issuance costs, Shares	[1]		300,000
IPO issuance costs		(362,925)			(362,925)
Purchase of subsidiaries' shares from non-controlling interests		(585,889)		[1]	(494,356)				(91,533)
Public offering warrants		612,223			612,223
Warrant issued in connection with IPO		(612,223)			(612,223)
Non-controlling interest through acquisition		70		[1]					70
Net income for the year		2,714,898		[1]			2,434,463		280,435
Appropriation of statutory reserve				[1]		437,796	(437,796)
Foreign currency translation adjustments		55,793		[1]				45,593	10,200
Ending balance at Jun. 30, 2018		$ 18,155,356	$ 1,359	[1]	$ 17,285,543	$ 1,118,467	$ (524,618)	$ (401,677)	$ 676,282
Ending balance, shares at Jun. 30, 2018	[1]		13,590,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance.